SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The condensed consolidated interim statements of financial position have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). As of March 31, 2025 and December 31, 2024, the Corporation did not have any subsidiaries and as such the numbers presented as of the three months ended March 31, 2025 and the year ended December 31, 2024 are on a stand-alone basis.
Basis of Presentation
The consolidated statements of financial position have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). As of December 31, 2024 and 2023, the Corporation did not have any subsidiaries and as such the numbers presented as of the years ended December 31, 2024 and 2023 are on a stand-alone basis. As of December 31, 2022, the Corporation had one subsidiary and as such the numbers presented as of the year ended December 31, 2022 are on a consolidated basis. Statements of operations, changes in stockholder’s equity, and cash flows have not been presented for the year ended December 31, 2022 because the Corporation had not engaged in any business or other activities except in connection with its formation.
Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents includes cash on hand and deposits in financial institutions.
Cash and Cash Equivalents
Cash and cash equivalents includes cash on hand and deposits in financial institutions.